Fair Value Measurements (Tables)	12 Months Ended
Feb. 28, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan's Investment Assets at Fair Value within Fair Value Hierarchy

The Plan’s investment assets at fair value, within the fair value hierarchy, as of February 29, 2024 and February 28, 2023 are as follows:

Assets Measured at Fair Values as of February 28, 2025:

Description	Level 1	Level 2	Level 3	Total
Mutual funds	$ 8,804,748	$ -	$ -	$ 8,804,748
Common stock	103,156	-	-	103,156

Total	$8,907,904	$ -	$ -	$8,907,904
Investments in common/collective trusts – measured at net asset value[1]				1,702,244
Total investments, at fair value				$10,610,148

Assets Measured at Fair Values as of February 29, 2024:

Description	Level 1	Level 2	Level 3	Total
Mutual funds	$ 8,160,988	$ -	$ -	$ 8,160,988
Common stock	305,352	-	-	305,352

Total	$ 8,466,340	$ -	$ -	$ 8,466,340
Investments in common/collective trusts – measured at net asset value[1]				1,654,704
Total investments, at fair value				$10,121,044